UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/20

ITEM 1.	REPORT TO STOCKHOLDERS

February 29, 2020

Semiannual Report

to Shareholders

Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summaries
13	Portfolio Management Team
14	Portfolio Summaries
15	Investment Portfolios
27	Statements of Assets and Liabilities
29	Statements of Operations
31	Statements of Changes in Net Assets
34	Financial Highlights

43	Notes to Financial Statements
58	Information About Each Fund’s Expenses
62	Liquidity Risk Management
63	Advisory Agreement Board Considerations and Fee Evaluation
69	Account Management Resources
71	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Asset Allocation Trust

Letter to Shareholders

Dear Shareholder:

After a strong start to the year, markets have been roiled by the novel coronavirus (COVID-19) and turbulence in the oil sector. These sudden disruptions not only quashed hopes for growth, but also triggered a sharp correction in late February and into March.

Prior to this development, our CIO Office had been tactically cautious on stocks for several months. While the coronavirus was an unexpected catalyst of the market correction, our economists believe that markets, after the historic sell-off, reflect the new situation adequately.

In the short term, we do not rule out further market downside and volatility. However, we believe that a return to pre-crisis activity levels could potentially occur late this year or, more likely, in the first half of 2021. Fiscal and monetary stimulus by central banks are likely to support the markets and, of course, positive news on the containment of the coronavirus should do so as well. Most cities and institutions around the world are putting prevention over production. Local actions and the Federal 30-day U.S. travel ban to and from Europe and parts of Asia will have a substantial impact on supply and demand.

As businesses return to normal operations, our CIO believes the shock and economic downturn caused by COVID-19 should create less damage to S&P profits than past recessions. Meanwhile, because the financial system can largely operate in the electronic world and because the balance sheets of banks and much of corporate America were healthy before the pandemic, we expect the extension and drawdown of credit to be the economy’s lifeline until recovery begins.

While it is natural to be concerned, we caution against making any long-term decisions based on short-term disruptions. This is a good time to talk with a trusted advisor about any concerns before making a change to a personal investment strategy.

Our CIO Office is closely monitoring the situation and providing frequent updates on the “Insights” section of our Web site, dws.com.

Thank you for trusting DWS to help serve your investment needs. We believe our decades of experience in managing assets through multiple market cycles and events will add value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche DWS Asset Allocation Trust	|	3

Performance Summaries	February 29, 2020 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	1.13%	6.26%	3.09%	5.33%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.69%	0.15%	1.88%	4.71%
S&P Target Risk Conservative Index†	2.23%	8.65%	4.40%	5.20%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		16.10%	4.11%	5.54%
Adjusted for the Maximum Sales Charge (max 5.75% load)		9.43%	2.88%	4.92%
S&P Target Risk Conservative Index†		13.99%	4.84%	5.31%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	0.74%	5.39%	2.32%	4.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.26%	5.39%	2.32%	4.54%
S&P Target Risk Conservative Index†	2.23%	8.65%	4.40%	5.20%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		15.14%	3.33%	4.75%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		15.14%	3.33%	4.75%
S&P Target Risk Conservative Index†		13.99%	4.84%	5.31%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
No Sales Charges	1.25%	6.45%	3.35%	5.59%
S&P Target Risk Conservative Index†	2.23%	8.65%	4.40%	5.20%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
No Sales Charges		16.33%	4.36%	5.80%
S&P Target Risk Conservative Index†		13.99%	4.84%	5.31%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

4	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2019 are 1.30%, 2.09% and 1.04% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Asset Allocation Trust	|	5

DWS Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S

Net Asset Value
2/29/20	$13.43	$13.42	$13.42
8/31/19	$13.42	$13.41	$13.40

Distribution Information as of 2/29/20
Income Dividends, Six Months	$.13	$.08	$.15

6	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	1.06%	4.33%	1.75%	5.10%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.75%	–1.67%	0.56%	4.48%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		21.84%	3.82%	5.78%
Adjusted for the Maximum Sales Charge (max 5.75% load)		14.84%	2.60%	5.15%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	0.75%	3.55%	1.01%	4.32%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.19%	3.55%	1.01%	4.32%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		20.91%	3.04%	4.99%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		20.91%	3.04%	4.99%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
No Sales Charges	1.21%	4.61%	2.02%	5.36%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
No Sales Charges		22.10%	4.07%	6.03%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Deutsche DWS Asset Allocation Trust	|	7

DWS Multi-Asset Growth Allocation Fund

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2019 are 1.33%, 2.11% and 1.11% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On July 29, 2019, the Fund’s investment strategy changed. On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

8	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

	Class A	Class C	Class S

Net Asset Value
2/29/20	$14.66	$14.61	$14.66
8/31/19	$15.64	$15.52	$15.66

Distribution Information as of 2/29/20
Income Dividends, Six Months	$1.18	$1.04	$1.23
Capital Gain Distributions, Six Months	$.05	$.05	$.05

Deutsche DWS Asset Allocation Trust	|	9

DWS Multi-Asset Moderate Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	1.10%	5.12%	3.31%	6.56%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.71%	–0.92%	2.09%	5.93%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		19.73%	4.99%	6.90%
Adjusted for the Maximum Sales Charge (max 5.75% load)		12.84%	3.75%	6.27%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
Unadjusted for Sales Charge	0.63%	4.20%	2.52%	5.76%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.32%	4.20%	2.52%	5.76%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		18.77%	4.19%	6.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		18.77%	4.19%	6.11%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/29/20
No Sales Charges	1.25%	5.29%	3.56%	6.82%
S&P Target Risk Moderate Index†	2.04%	7.94%	4.64%	5.94%

Average Annual Total Returns as of 12/31/19 (most recent calendar quarter end)
No Sales Charges		19.94%	5.23%	7.17%
S&P Target Risk Moderate Index†		15.71%	5.44%	6.10%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

10	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2019 are 1.78%, 2.49% and 1.50% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Asset Allocation Trust	|	11

DWS Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S

Net Asset Value
2/29/20	$9.23	$9.23	$9.21
8/31/19	$9.66	$9.63	$9.66

Distribution Information as of 2/29/20
Income Dividends, Twelve Months	$.23	$.15	$.25
Capital Gain Distributions, Six Months	$.34	$.34	$.34

12	|	Deutsche DWS Asset Allocation Trust

Portfolio Management Team

Dokyoung Lee, CFA, Director

Portfolio Manager of each Fund. Began managing each Fund in 2018.

–

Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.

–	BSE, Princeton University.

Sophia Noisten, Associate

Portfolio Manager of each Fund. Began managing each Fund in 2019.

–	Joined DWS in 2016. Prior to her current role, she completed the graduate training program and interned with the Multi-Asset group.

–	Portfolio Analyst for Multi Asset: New York.

–	BS in Finance and International Business, Georgetown University.

Deutsche DWS Asset Allocation Trust	|	13

Portfolio Summaries	(Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/29/20	8/31/19
Fixed Income — Bond Funds	19%	35%
Fixed Income — Exchange-Traded Funds	45%	25%
Fixed Income — Money Market Fund	1%	1%
Equity — Equity Funds	31%	35%
Equity — Exchange-Traded Funds	3%	3%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Growth Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/29/20	8/31/19
Fixed Income — Bond Funds	7%	6%
Fixed Income — Exchange-Traded Funds	23%	16%
Fixed Income — Money Market Fund	1%	6%
Equity — Equity Funds	62%	64%
Equity — Exchange-Traded Funds	6%	7%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Moderate Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/29/20	8/31/19
Fixed Income — Bond Funds	11%	15%
Fixed Income — Exchange-Traded Funds	34%	20%
Fixed Income — Money Market Fund	2%	3%
Equity — Equity Funds	49%	56%
Equity — Exchange-Traded Funds	3%	5%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about each Fund’s investment portfolio, see pages 15–26. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 69 for contact information.

14	|	Deutsche DWS Asset Allocation Trust

Investment Portfolios	as of February 29, 2020 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 30.7%

DWS Core Equity Fund “Institutional” (a)	639,283	16,678,895

DWS Emerging Markets Equity Fund “Institutional” (a)	61,999	1,181,696

DWS ESG Core Equity Fund “Institutional” (a)	108,821	1,516,974

DWS RREEF Global Infrastructure Fund “Institutional” (a)	77,746	1,213,612

DWS RREEF Real Estate Securities Fund “Institutional” (a)	111,218	2,342,252

DWS Small Cap Core Fund “S” (a)	70,154	1,877,324

Total Equity — Equity Funds (Cost $18,169,915)		24,810,753

Equity — Exchange-Traded Funds 2.4%

iShares MSCI Japan ETF	14,359	760,453

iShares MSCI Pacific ex Japan ETF	9,124	384,485

SPDR S&P Emerging Asia Pacific ETF	8,143	782,042

Total Equity — Exchange-Traded Funds (Cost $1,975,526)		1,926,980

Fixed Income — Bond Funds 18.9%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	369,692	3,478,806

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	43,261	378,101

DWS GNMA Fund “Institutional” (a)	643,852	8,955,982

DWS High Income Fund “Institutional” (a)	535,927	2,502,777

Total Fixed Income — Bond Funds (Cost $15,310,297)		15,315,666

Fixed Income — Exchange-Traded Funds 45.2%

iShares Core MSCI Europe ETF	77,820	3,459,099

iShares iBoxx $ Investment Grade Corporate Bond ETF	96,042	12,694,832

iShares JP Morgan USD Emerging Markets Bond ETF	35,970	4,104,896

iShares U.S. Treasury Bond ETF	485,778	13,213,162

Vanguard Total International Bond ETF	52,181	3,025,976

Total Fixed Income — Exchange-Traded Funds (Cost $35,345,694)		36,497,965

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.5%
U.S. Treasury Bill, 1.807%*, 7/16/2020 (b) (Cost $392,284)	395,000	393,263

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	15

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 1.2%
DWS Central Cash Management Government Fund, 1.65% (a) (c) (Cost $982,185)	982,185	982,185

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,175,901)	98.9	79,926,812
Other Assets and Liabilities, Net	1.1	902,672

Net Assets	100.0	80,829,484

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 29, 2020 are as follows:

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Equity — Equity Funds 30.7%
DWS Core Equity Fund “Institutional” (a)
17,729,130	1,537,743	2,284,110	38,532	(342,400)	124,153	698,040	639,283	16,678,895
DWS Emerging Markets Equity Fund “Institutional” (a)
1,961,796	110,797	943,020	(56,036)	108,159	25,498	—	61,999	1,181,696
DWS ESG Core Equity Fund “Institutional” (a)
—	1,690,000	—	—	(173,026)	—	—	108,821	1,516,974
DWS ESG International Core Equity Fund “Institutional” (a)
2,759,964	—	2,789,508	171,567	(142,023)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
2,113,003	252,950	1,163,850	61,561	(50,052)	22,950	—	77,746	1,213,612
DWS RREEF Real Estate Securities Fund “Institutional” (a)
3,837,677	165,769	1,393,670	128,714	(396,238)	30,636	135,133	111,218	2,342,252
DWS Small Cap Core Fund “S” (a)
1,226,003	684,610	—	—	(33,289)	3,135	325	70,154	1,877,324
Fixed Income — Bond Funds 18.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
2,533,966	910,903	—	—	33,937	53,783	—	369,692	3,478,806
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
619,929	219,618	446,970	(22,799)	8,323	7,818	—	43,261	378,101
DWS ESG Global Bond Fund “S” (a)
1,732,020	13,593	1,707,524	(31,918)	(6,171)	13,592	—	—	—
DWS GNMA Fund “Institutional” (a)
—	9,342,495	468,000	3,028	78,459	54,085	—	643,852	8,955,982

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
DWS High Income Fund “Institutional” (a)
—	2,585,667	—	—	(82,890)	13,398	—	535,927	2,502,777
DWS Short Duration Fund “S” (a)
9,911,378	97,405	9,997,514	180,670	(191,939)	97,405	—	—	—
DWS Total Return Bond Fund “Institutional” (a)
14,348,783	116,266	14,317,467	460,793	(608,375)	116,266	—	—	—
Fixed Income — Money Market Fund 1.2%
DWS Central Cash Management Government Fund, 1.65% (a) (c)
744,587	19,775,133	19,537,535	—	—	16,196	—	982,185	982,185
59,518,236	37,502,949	55,049,168	934,112	(1,797,525)	578,915	833,498	3,644,138	41,108,604

During the period ended February 29, 2020, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $17,727,816 and $35,511,633, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $34,629,864 and $20,189,128, respectively.

*	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 29, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

At February 29, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
MSCI Emerging Market Index	USD	3/20/2020	16	879,888	807,040	(72,848)

At February 29, 2020, open futures contracts sold are as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2020	90	11,929,267	12,127,500	(198,233)

Currency Abbreviation
USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	17

DWS Multi-Asset Conservative Allocation Fund

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$24,810,753	$—	$—	$24,810,753
Equity — Exchange-Traded Funds	1,926,980	—	—	1,926,980
Fixed Income — Bond Funds	15,315,666	—	—	15,315,666
Fixed Income — Exchange-Traded Funds	36,497,965	—	—	36,497,965
Short-Term U.S. Treasury Obligations	—	393,263	—	393,263
Fixed Income — Money Market Fund	982,185	—	—	982,185
Total	$79,533,549	$393,263	$—	$79,926,812

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(271,081)	$—	$—	$(271,081)
Total	$(271,081)	$—	$—	$(271,081)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 62.2%

DWS Core Equity Fund “Institutional” (a)	740,552	19,321,001

DWS Emerging Markets Equity Fund “Institutional” (a)	205,221	3,911,516

DWS Equity 500 Index Fund “Institutional” (a)	96,864	17,604,130

DWS RREEF Global Infrastructure Fund “Institutional” (a)	102,973	1,607,413

DWS RREEF Real Estate Securities Fund “Institutional” (a)	145,285	3,059,705

DWS Small Cap Core Fund “S” (a)	74,888	2,004,005
Total Equity — Equity Funds (Cost $49,159,109)		47,507,770

Equity — Exchange-Traded Funds 5.6%

iShares MSCI Japan ETF	35,794	1,895,650

iShares MSCI Pacific ex Japan ETF	18,132	764,082

SPDR S&P Emerging Asia Pacific ETF	16,827	1,616,042
Total Equity — Exchange-Traded Funds (Cost $4,409,213)		4,275,774

Fixed Income — Bond Funds 7.1%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	88,318	831,069

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	46,032	402,317

DWS GNMA Fund “Institutional” (a)	152,708	2,124,175

DWS High Income Fund “Institutional” (a)	443,678	2,071,976
Total Fixed Income — Bond Funds (Cost $5,380,588)		5,429,537

Fixed Income — Exchange-Traded Funds 22.7%

iShares Core MSCI Europe ETF	138,104	6,138,723

iShares iBoxx $ Investment Grade Corporate Bond ETF	32,568	4,304,838

iShares Russell 2000 ETF	14,320	2,095,446

iShares U.S. Treasury Bond ETF	161,115	4,382,355

Vanguard Total International Bond ETF	7,400	429,126
Total Fixed Income — Exchange-Traded Funds (Cost $17,306,420)		17,350,488

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.7%
U.S. Treasury Bill, 1.807%*, 7/16/2020 (b) (Cost $501,527)	505,000	502,780

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	19

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 1.0%
DWS Central Cash Management Government Fund, 1.65% (a) (c) (Cost $761,744)	761,744	761,744

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,518,601)	99.3	75,828,093
Other Assets and Liabilities, Net	0.7	534,483

Net Assets	100.0	76,362,576

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 29, 2020 are as follows:

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Equity — Equity Funds 62.2%
DWS Core Equity Fund “Institutional” (a)
18,145,701	2,470,605	796,500	809	(499,614)	133,172	764,108	740,552	19,321,001
DWS Emerging Markets Equity Fund “Institutional” (a)
4,727,042	258,104	1,191,770	(42,485)	160,625	85,103	—	205,221	3,911,516
DWS Equity 500 Index Fund “Institutional” (a)
18,267,471	4,449,222	3,683,580	(16,917)	(1,412,066)	176,678	1,938,895	96,864	17,604,130
DWS ESG International Core Equity Fund “Institutional” (a)
3,172,167	—	3,206,124	64,336	(30,379)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
1,696,930	583,162	670,230	10,426	(12,875)	22,112	—	102,973	1,607,413
DWS RREEF Real Estate Securities Fund, “Institutional” (a)
3,732,116	1,068,899	1,416,950	77,482	(401,842)	29,997	133,702	145,285	3,059,705
DWS Small Cap Core Fund “S” (a)
1,540,553	498,693	—	—	(35,241)	3,195	498	74,888	2,004,005
Fixed Income — Bond Funds 7.1%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
817,277	17,347	18,210	533	14,122	17,347	—	88,318	831,069
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
601,860	215,604	380,000	(108,633)	73,486	7,604	—	46,032	402,317
DWS GNMA Fund “Institutional” (a)
2,116,427	83,430	87,850	497	11,671	28,220	—	152,708	2,124,175
DWS High Income Fund “Institutional” (a)
1,263,236	912,995	51,500	183	(52,938)	34,565	—	443,678	2,071,976

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Fixed Income — Money Market Fund 1.0%
DWS Central Cash Management Government Fund, 1.65% (a) (c)
4,543,757	12,465,906	16,247,919	—	—	21,272	—	761,744	761,744
60,624,537	23,023,967	27,750,633	(13,769)	(2,185,051)	559,265	2,837,203	2,858,263	53,699,051

During the period ended February 29, 2020, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $10,558,061 and $11,502,714, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $11,646,953 and $8,937,869, respectively.

*	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 29, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

MSCI:	Morgan Stanley Capital International

S&P:	Standard & Poor’s

SPDR:	Standard & Poor’s Depositary Receipt

At February 29, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
MSCI Emerging Market Index	USD	3/20/2020	16	879,888	807,040	(72,848)

At February 29, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2020	48	6,362,298	6,468,000	(105,702)

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	21

DWS Multi-Asset Growth Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$47,507,770	$—	$—	$47,507,770
Equity — Exchange-Traded Funds	4,275,774	—	—	4,275,774
Fixed Income — Bond Funds	5,429,537	—	—	5,429,537
Fixed Income — Exchange-Traded Funds	17,350,488	—	—	17,350,488
Short-Term U.S. Treasury Obligations	—	502,780	—	502,780
Fixed Income — Money Market Fund	761,744	—	—	761,744
Total	$75,325,313	$502,780	$—	$75,828,093

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(178,550)	$—	$—	$(178,550)
Total	$(178,550)	$—	$—	$(178,550)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 48.7%

DWS Core Equity Fund “Institutional” (a)	336,043	8,767,357

DWS Emerging Markets Equity Fund “Institutional” (a)	28,982	552,403

DWS RREEF Global Infrastructure Fund “Institutional” (a)	55,965	873,611

DWS RREEF Real Estate Securities Fund “Institutional” (a)	63,370	1,334,562

DWS Small Cap Core Fund “S” (a)	32,194	861,499
Total Equity — Equity Funds (Cost $7,964,362)		12,389,432

Equity — Exchange-Traded Funds 3.6%

iShares MSCI Japan ETF	7,221	382,424

iShares MSCI Pacific ex Japan ETF	6,054	255,116

SPDR S&P Emerging Asia Pacific ETF	2,828	271,597
Total Equity — Exchange-Traded Funds (Cost $922,028)		909,137

Fixed Income — Bond Funds 11.2%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	49,631	467,026

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	15,469	135,203

DWS GNMA Fund “Institutional” (a)	120,810	1,680,467

DWS High Income Fund “Institutional” (a)	119,921	560,032
Total Fixed Income — Bond Funds (Cost $2,840,709)		2,842,728

Fixed Income — Exchange-Traded Funds 34.3%

iShares Core MSCI Europe ETF	39,306	1,747,152

iShares iBoxx $ Investment Grade Corporate Bond ETF	19,059	2,519,219

iShares JP Morgan USD Emerging Markets Bond ETF	6,611	754,447

iShares U.S. Treasury Bond ETF	120,643	3,281,489

Vanguard Total International Bond ETF	7,529	436,607
Total Fixed Income — Exchange-Traded Funds (Cost $8,525,482)		8,738,914

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.7%
U.S. Treasury Bill, 1.807%*, 7/16/2020 (b) (Cost $190,680)	192,000	191,156

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	23

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 2.3%
DWS Central Cash Management Government Fund, 1.65% (a) (c) (Cost $590,614)	590,614	590,614

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,033,875)	100.8	25,661,981
Other Assets and Liabilities, Net	(0.8)	(212,057)

Net Assets	100.0	25,449,924

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 29, 2020 are as follows:

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Equity — Equity Funds 48.7%
DWS Core Equity Fund “Institutional” (a)
9,400,906	791,393	1,313,830	178,509	(289,621)	68,113	385,955	336,043	8,767,357
DWS Emerging Markets Equity Fund “Institutional” (a)
786,995	57,714	313,160	(16,896)	37,750	11,513	—	28,982	552,403
DWS ESG International Core Equity Fund “Institutional” (a)
1,117,214	—	1,129,173	66,709	(54,750)	—	—	—	—
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,118,101	325,674	571,835	24,069	(22,398)	12,854	—	55,965	873,611
DWS RREEF Real Estate Securities Fund “Institutional” (a)
2,097,762	160,663	773,115	61,641	(212,389)	17,377	80,946	63,370	1,334,562
DWS Small Cap Core Fund “S” (a)
673,274	371,206	177,380	466	(6,067)	1,650	156	32,194	861,499
Fixed Income — Bond Funds 11.2%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
364,140	97,590	—	—	5,296	7,729	—	49,631	467,026
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
270,814	2,890	127,000	(8,094)	(3,407)	2,890	—	15,469	135,203
DWS ESG Global Bond Fund “S” (a)
798,210	2,751	784,610	39,438	(55,789)	2,751	—	—	—
DWS GNMA Fund “Institutional” (a)
145,394	1,578,596	57,100	—	13,577	13,977	—	120,810	1,680,467
DWS High Income Fund “Institutional” (a)
—	577,458	—	—	(17,426)	5,233	—	119,921	560,032

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

Value ($) at 8/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
DWS Short Duration Fund “S” (a)
572,985	5,631	577,965	10,445	(11,096)	5,631	—	—	—
DWS Total Return Bond Fund “Institutional” (a)
1,960,496	12,599	1,945,127	55,452	(83,420)	12,599	—	—	—
Fixed Income — Money Market Fund 2.3%
DWS Central Cash Management Government Fund, 1.65% (a) (c)
741,927	5,850,390	6,001,703	—	—	6,747	—	590,614	590,614
20,048,218	9,834,555	13,771,998	411,739	(699,740)	169,064	467,057	1,412,999	15,822,774

During the period ended February 29, 2020, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $3,984,165 and $7,770,295, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $9,485,571 and $6,889,894, respectively.

*	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 29, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

At February 29, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
MSCI Emerging Market Index	USD	3/20/2020	10	549,980	504,400	(45,580)

At February 29, 2020, open futures contracts sold are as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2020	24	3,181,155	3,234,000	(52,845)

Currency Abbreviation
USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	25

DWS Multi-Asset Moderate Allocation Fund

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$12,389,432	$—	$—	$12,389,432
Equity — Exchange-Traded Funds	909,137	—	—	909,137
Fixed Income — Bond Funds	2,842,728	—	—	2,842,728
Fixed Income — Exchange-Traded Funds	8,738,914	—	—	8,738,914
Short-Term U.S. Treasury Obligations	—	191,156	—	191,156
Fixed Income — Money Market Fund	590,614	—	—	590,614
Total	$25,470,825	$191,156	$—	$25,661,981

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(98,425)	$—	$—	$(98,425)
Total	$(98,425)	$—	$—	$(98,425)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Asset Allocation Trust

Statements of Assets and Liabilities

as of February 29, 2020 (Unaudited)

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $37,713,504, $22,217,160, $9,638,190)	$38,818,208	$22,129,042	$9,839,207
Investments in affiliated Underlying Funds, at value (cost $34,462,397, $55,301,441, $11,395,685)	41,108,604	53,699,051	15,822,774
Cash	20,000	—	—
Receivable for investments sold	1,152,211	809,161	—
Receivable for Fund shares sold	5,165	4,824	5,006
Interest receivable	3,221	1,933	1,853
Other assets	30,112	29,528	24,870
Total assets	81,137,521	76,673,539	25,693,710

Liabilities
Payable for Fund shares redeemed	87,831	119,066	147,566
Payable for variation margin on futures contracts	130,809	71,041	35,695
Accrued Trustees’ fees	1,527	1,783	772
Accrued management fee	—	16,730	—
Other accrued expenses and payables	87,870	102,343	59,753
Total liabilities	308,037	310,963	243,786
Net assets at value	$80,829,484	$76,362,576	$25,449,924

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	27

Statements of Assets and Liabilities as of February 29, 2020 (Unaudited) (continued)

Net Assets Consist of	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Distributable earnings (loss)	$9,708,282	$(2,675,208)	$5,276,624
Paid-in capital	71,121,202	79,037,784	20,173,300
Net assets, at value	$80,829,484	$76,362,576	$25,449,924

Net Asset Value
Class A
Net assets applicable to shares outstanding	$34,108,664	$30,671,128	$17,671,404
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,538,889	2,091,797	1,915,158

Net Asset Value and redemption price per share	$13.43	$14.66	$9.23

Maximum offering price per share (100 ÷ 94.25 of net asset value)	$14.25	$15.55	$9.79
Class C
Net assets applicable to shares outstanding	$1,823,136	$1,191,521	$2,085,896
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	135,837	81,564	225,869

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.42	$14.61	$9.23
Class S
Net assets applicable to shares outstanding	$44,897,684	$44,499,927	$5,692,624
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,346,599	3,035,642	618,000

Net Asset Value, offering and redemption price per share	$13.42	$14.66	$9.21

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Asset Allocation Trust

Statements of Operations

for the six months ended February 29, 2020 (Unaudited)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$578,915	$559,265	$169,064
Dividends	416,303	248,601	116,599
Interest	3,532	8,461	1,315
Total income	998,750	816,327	286,978
Expenses:

Management fee	42,640	43,228	14,181
Administration fee	41,759	41,160	13,744
Services to shareholders	63,344	73,980	24,266
Distribution and service fees	52,782	47,775	34,970
Custodian fee	4,844	4,792	4,546
Professional fees	41,252	40,589	40,220
Reports to shareholders	18,994	19,174	16,022
Registration fees	19,178	19,338	21,445
Trustees’ fees and expenses	2,850	3,034	1,576
Other	6,834	5,890	5,471
Total expenses before expense reductions	294,477	298,960	176,441
Expense reductions	(94,421)	(60,947)	(82,444)
Total expenses after expense reductions	200,056	238,013	93,997
Net investment income	$798,694	$578,314	$192,981

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	29

Statements of Operations for the six months ended February 29, 2020 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:

Sale of affiliated Underlying Funds	$934,112	$(13,769)	$411,739
Sale of non-affiliated Underlying Funds	298,501	155,739	107,277
Capital gain distributions from affiliated Underlying Funds	833,498	2,837,203	467,057
Futures	(18,554)	19,024	4,626
	2,047,557	2,998,197	990,699
Change in net unrealized appreciation (depreciation) on:

Affiliated Underlying Funds	(1,797,525)	(2,185,051)	(699,740)
Non-affiliated Underlying Funds	301,835	(60,382)	(9,889)
Futures	(358,377)	(187,330)	(100,141)
Foreign currency	—	(56)	(260)
	(1,854,067)	(2,432,819)	(810,030)
Net gain (loss)	193,490	565,378	180,669
Net increase (decrease) in net assets resulting from operations	$992,184	$1,143,692	$373,650

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets

DWS Multi-Asset Conservative Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Years Ended August 31, 2019

Operations:

Net investment income (loss)	$798,694	$2,010,793
Net realized gain (loss)	2,047,557	1,200,399
Change in net unrealized appreciation (depreciation)	(1,854,067)	(160,943)
Net increase (decrease) in net assets resulting from operations	992,184	3,050,249
Distributions to shareholders:

Class A	(344,777)	(684,691)
Class C	(11,728)	(29,086)
Class S	(504,976)	(1,020,309)
Total distributions	(861,481)	(1,734,086)
Fund share transactions:

Proceeds from shares sold	3,159,668	4,523,728
Reinvestment of distributions	825,965	1,659,726
Payments for shares redeemed	(6,478,764)	(10,937,382)
Net increase (decrease) in net assets from Fund share transactions	(2,493,131)	(4,753,928)
Increase (decrease) in net assets	(2,362,428)	(3,437,765)
Net assets at beginning of period	83,191,912	86,629,677

Net assets at end of period	$80,829,484	$83,191,912

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	31

Statements of Changes in Net Assets (continued) DWS Multi-Asset Growth Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Operations:

Net investment income (loss)	$578,314	$1,959,086
Net realized gain (loss)	2,998,197	3,664,219
Change in net unrealized appreciation (depreciation)	(2,432,819)	(5,376,413)
Net increase (decrease) in net assets resulting from operations	1,143,692	246,892
Distributions to shareholders:

Class A	(2,490,491)	(649,790)
Class C	(86,892)	(20,683)
Class S	(3,651,503)	(1,028,864)
Total distributions	(6,228,886)	(1,699,337)
Fund share transactions:

Proceeds from shares sold	1,616,095	1,781,480
Reinvestment of distributions	6,072,103	1,659,030
Payments for shares redeemed	(6,702,424)	(11,594,936)
Net increase (decrease) in net assets from Fund share transactions	985,774	(8,154,426)
Increase (decrease) in net assets	(4,099,420)	(9,606,871)
Net assets at beginning of period	80,461,996	90,068,867

Net assets at end of period	$76,362,576	$80,461,996

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets (continued) DWS Multi-Asset Moderate Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Operations:

Net investment income (loss)	$192,981	$484,278
Net realized gain (loss)	990,699	843,562
Change in net unrealized appreciation (depreciation)	(810,030)	(1,027,334)
Net increase (decrease) in net assets resulting from operations	373,650	300,506
Distributions to shareholders:

Class A	(1,084,877)	(922,013)
Class C	(107,022)	(111,319)
Class S	(345,659)	(299,504)
Total distributions	(1,537,558)	(1,332,836)
Fund share transactions:

Proceeds from shares sold	1,370,879	2,529,915
Reinvestment of distributions	1,517,623	1,315,431
Payments for shares redeemed	(3,439,043)	(4,326,518)
Net increase (decrease) in net assets from Fund share transactions	(550,541)	(481,172)
Increase (decrease) in net assets	(1,714,449)	(1,513,502)
Net assets at beginning of period	27,164,373	28,677,875

Net assets at end of period	$25,449,924	$27,164,373

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	33

Financial Highlights

DWS Multi-Asset Conservative Allocation Fund — Class A

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.42		$13.20	$12.93	$12.25	$12.00	$12.85
Income (loss) from investment operations:

Net investment income[a]	.12		.30	.22	.22	.18	.22
Net realized and unrealized gain (loss)	.02		.18	.27	.66	.33	(.67)
Total from investment operations	.14		.48	.49	.88	.51	(.45)
Less distributions from:

Net investment income	(.13)		(.26)	(.22)	(.20)	(.26)	(.40)
Net asset value, end of period	$13.43		$13.42	$13.20	$12.93	$12.25	$12.00
Total Return (%)[b,c,d]	1.13	**	3.69	3.80	7.32	4.33	(3.62)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		35	36	34	37	31
Ratio of expenses before expense reductions (%)[e]	.84	*	.81	.82	.80	.79	.73
Ratio of expenses after expense reductions (%)[e]	.60	*	.66	.73	.69	.57	.52
Ratio of net investment income (%)	1.79	*	2.30	1.70	1.76	1.51	1.71
Portfolio turnover rate (%)	64	**	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund — Class C

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.41		$13.19	$12.92	$12.23	$11.99	$12.83
Income (loss) from investment operations:

Net investment income[a]	.07		.21	.13	.13	.09	.12
Net realized and unrealized gain (loss)	.02		.17	.26	.67	.32	(.66)
Total from investment operations	.09		.38	.39	.80	.41	(.54)
Less distributions from:

Net investment income	(.08)		(.16)	(.12)	(.11)	(.17)	(.30)
Net asset value, end of period	$13.42		$13.41	$13.19	$12.92	$12.23	$11.99
Total Return (%)[b,c,d]	.74	**	2.84	3.02	6.61	3.47	(4.28)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	8	10	8
Ratio of expenses before expense reductions (%)[e]	1.67	*	1.60	1.55	1.58	1.53	1.48
Ratio of expenses after expense reductions (%)[e]	1.35	*	1.41	1.48	1.44	1.32	1.27
Ratio of net investment income (%)	1.06	*	1.61	.97	1.02	.75	.95
Portfolio turnover rate (%)	64	**	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	35

DWS Multi-Asset Conservative Allocation Fund — Class S

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.40		$13.18	$12.91	$12.23	$11.99	$12.83
Income (loss) from investment operations:

Net investment income[a]	.14		.33	.25	.25	.21	.25
Net realized and unrealized gain (loss)	.03		.18	.27	.67	.32	(.66)
Total from investment operations	.17		.51	.52	.92	.53	(.41)
Less distributions from:

Net investment income	(.15)		(.29)	(.25)	(.24)	(.29)	(.43)
Net asset value, end of period	$13.42		$13.40	$13.18	$12.91	$12.23	$11.99
Total Return (%)[b,c]	1.25	**	3.96	4.06	7.60	4.51	(3.31)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		46	48	52	53	27
Ratio of expenses before expense reductions (%)[d]	.56	*	.55	.54	.55	.51	.48
Ratio of expenses after expense reductions (%)[d]	.35	*	.41	.48	.44	.32	.27
Ratio of net investment income (%)	2.04	*	2.55	1.95	2.00	1.77	2.00
Portfolio turnover rate (%)	64	**	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund — Class A

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.64		$15.88	$15.73	$14.61	$15.05	$16.10
Income (loss) from investment operations:

Net investment income[a]	.10		.34	.28	.26	.35	.25
Net realized and unrealized gain (loss)	.15		(.29)	.13	1.31	(.50)[f]	(.83)
Total from investment operations	.25		.05	.41	1.57	(.15)	(.58)
Less distributions from:

Net investment income	(1.18)		(.29)	(.26)	(.45)	(.29)	(.47)
Net realized gains	(.05)		—	—	—	—	—
Total distributions	(1.23)		(.29)	(.26)	(.45)	(.29)	(.47)
Net asset value, end of period	$14.66		$15.64	$15.88	$15.73	$14.61	$15.05
Total Return (%)[b,c,d]	1.06	**	.56	2.59	11.05	(.96)[f]	(3.63)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31		33	37	39	39	50
Ratio of expenses before expense reductions (%)[e]	.85	*	.87	.83	.83	.79	.66
Ratio of expenses after expense reductions (%)[e]	.71	*	.69	.70	.63	.40	.52
Ratio of net investment income (%)	1.27	*	2.24	1.75	1.74	2.40	1.58
Portfolio turnover rate (%)	26	**	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	37

DWS Multi-Asset Growth Allocation Fund — Class C

Six Months Ended 2/29/20			Years Ended August 31,
(Unaudited)			2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.52		$15.75	$15.60	$14.49	$14.92	$15.96
Income (loss) from investment operations:

Net investment income[a]	.04		.23	.18	.15	.24	.13
Net realized and unrealized gain (loss)	.14		(.28)	.11	1.30	(.50)[f]	(.82)
Total from investment operations	.18		(.05)	.29	1.45	(.26)	(.69)
Less distributions from:

Net investment income	(1.04)		(.18)	(.14)	(.34)	(.17)	(.35)
Net realized gains	(.05)		—	—	—	—	—
Total distributions	(1.09)		(.18)	(.14)	(.34)	(.17)	(.35)
Net asset value, end of period	$14.61		$15.52	$15.75	$15.60	$14.49	$14.92
Total Return (%)[b,c,d]	.68	**	(.15)	1.82	10.27	(1.74)[f]	(4.42)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	7	8	11
Ratio of expenses before expense reductions (%)[e]	1.68	*	1.65	1.59	1.60	1.53	1.40
Ratio of expenses after expense reductions (%)[e]	1.46	*	1.44	1.45	1.38	1.15	1.27
Ratio of net investment income (%)	.51	*	1.53	1.11	.99	1.64	.82
Portfolio turnover rate (%)	26	**	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund — Class S

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.66		$15.90	$15.75	$14.63	$15.07	$16.12
Income (loss) from investment operations:

Net investment income[a]	.12		.38	.33	.30	.39	.30
Net realized and unrealized gain (loss)	.16		(.29)	.12	1.31	(.50)[e]	(.84)
Total from investment operations	.28		.09	.45	1.61	(.11)	(.54)
Less distributions from:

Net investment income	(1.23)		(.33)	(.30)	(.49)	(.33)	(.51)
Net realized gains	(.05)		—	—	—	—	—
Total distributions	(1.28)		(.33)	(.30)	(.49)	(.33)	(.51)
Net asset value, end of period	$14.66		$15.66	$15.90	$15.75	$14.63	$15.07
Total Return (%)[b,c]	1.21	**	.82	2.85	11.32	(.70)[e]	(3.43)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		46	51	56	59	71
Ratio of expenses before expense reductions (%)[d]	.61	*	.65	.60	.61	.54	.42
Ratio of expenses after expense reductions (%)[d]	.46	*	.44	.45	.38	.15	.27
Ratio of net investment income (%)	1.52	*	2.50	2.03	1.99	2.69	1.87
Portfolio turnover rate (%)	26	**	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	39

DWS Multi-Asset Moderate Allocation Fund — Class A

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.66		$10.07	$9.88	$9.51	$10.41	$12.04
Income (loss) from investment operations:

Net investment income[a]	.07		.17	.13	.13	.12	.16
Net realized and unrealized gain (loss)	.07		(.10)	.61	.79	.01	(.42)
Total from investment operations	.14		.07	.74	.92	.13	(.26)
Less distributions from:

Net investment income	(.23)		(.13)	(.13)	(.15)	(.19)	(.28)
Net realized gains	(.34)		(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.57)		(.48)	(.55)	(.55)	(1.03)	(1.37)
Net asset value, end of period	$9.23		$9.66	$10.07	$9.88	$9.51	$10.41
Total Return (%)[b,c,d]	1.10	**	1.27	7.60	10.17	1.25	(2.39)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		19	20	20	22	24
Ratio of expenses before expense reductions (%)[e]	1.28	*	1.25	1.16	1.16	1.04	.85
Ratio of expenses after expense reductions (%)[e]	.68	*	.70	.66	.60	.46	.52
Ratio of net investment income (%)	1.41	*	1.79	1.27	1.36	1.23	1.39
Portfolio turnover rate (%)	51	**	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class C

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.63		$10.03	$9.84	$9.47	$10.37	$11.99
Income (loss) from investment operations:

Net investment income[a]	.03		.10	.05	.06	.04	.07
Net realized and unrealized gain (loss)	.06		(.09)	.61	.79	.01	(.41)
Total from investment operations	.09		.01	.66	.85	.05	(.34)
Less distributions from:

Net investment income	(.15)		(.06)	(.05)	(.08)	(.11)	(.19)
Net realized gains	(.34)		(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.49)		(.41)	(.47)	(.48)	(.95)	(1.28)
Net asset value, end of period	$9.23		$9.63	$10.03	$9.84	$9.47	$10.37
Total Return (%)[b,c,d]	.63	**	.59	6.79	9.35	.44	(3.11)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	5	5	5
Ratio of expenses before expense reductions (%)[e]	2.02	*	1.96	1.85	1.88	1.74	1.54
Ratio of expenses after expense reductions (%)[e]	1.43	*	1.45	1.41	1.35	1.21	1.27
Ratio of net investment income (%)	.68	*	1.06	.55	.60	.42	.65
Portfolio turnover rate (%)	51	**	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	41

DWS Multi-Asset Moderate Allocation Fund — Class S

	Six Months Ended 2/29/20		Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.66		$10.07	$9.87	$9.51	$10.41	$12.05
Income (loss) from investment operations:

Net investment income[a]	.08		.19	.15	.15	.13	.23
Net realized and unrealized gain (loss)	.06		(.10)	.63	.79	.03	(.47)
Total from investment operations	.14		.09	.78	.94	.16	(.24)
Less distributions from:

Net investment income	(.25)		(.15)	(.16)	(.18)	(.22)	(.31)
Net realized gains	(.34)		(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.59)		(.50)	(.58)	(.58)	(1.06)	(1.40)
Net asset value, end of period	$9.21		$9.66	$10.07	$9.87	$9.51	$10.41
Total Return (%)[b,c]	1.15	**	1.54	7.99	10.35	1.53	(2.21)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	6	7	9	9
Ratio of expenses before expense reductions (%)[d]	1.00	*	.97	.87	.89	.77	.58
Ratio of expenses after expense reductions (%)[d]	.43	*	.45	.41	.35	.21	.26
Ratio of net investment income (%)	1.66	*	2.05	1.53	1.59	1.43	2.05
Portfolio turnover rate (%)	51	**	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Asset Allocation Trust

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund” or collectively as “Funds”) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds”). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.” Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

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investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

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investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At February 29, 2020, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $72,516,677. The net unrealized appreciation for all investments based on tax cost was $7,410,135. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $8,369,759 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $959,624.

At February 29, 2020, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Growth Allocation Fund was $77,659,423. The net unrealized depreciation for all investments based on tax cost was $1,831,330. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,230,286 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $3,061,616.

At February 29, 2020, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $21,053,817. The net unrealized appreciation for all investments based on tax cost was $4,608,164. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $4,846,348 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $238,184.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2019 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial

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statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures, the tax character of capital gain distributions from Underlying Funds and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly,

each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend

46	|	Deutsche DWS Asset Allocation Trust

date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 29, 2020, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 29, 2020 is included in the tables following the Funds’ Investment Portfolios. For the six months ended February 29, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $807,000 to $9,787,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $807,000 to $3,273,000 for DWS Multi-Asset Growth Allocation Fund and from approximately $504,000 to $1,813,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 29, 2020, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $12,128,000 for DWS Multi-Asset Conservative Allocation Fund, from $0 to approximately $6,468,000 for DWS Multi-Asset Growth Allocation Fund and from $0 to approximately $3,234,000 for DWS Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2020 and the related location in the

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accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Liabilities Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$(72,848)	$(72,848)	$(45,580)
Interest Rate Contracts (a)	(198,233)	(105,702)	(52,845)
	$(271,081)	$(178,550)	$(98,425)

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 29, 2020 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (b)	$427,445	$200,389	$90,139
Interest Rate Contracts (b)	(445,999)	(181,365)	(85,513)
	$(18,554)	$19,024	$4,626

Each of the above derivatives is located in the following Statements of Operations accounts:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (c)	$(154,479)	$(81,628)	$(47,296)
Interest Rate Contracts (c)	(203,898)	(105,702)	(52,845)
	$(358,377)	$(187,330)	$(100,141)

Each of the above derivatives is located in the following Statements of Operations accounts:

(c)	Change in net unrealized appreciation (depreciation) on futures

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C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the six months ended February 29, 2020, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10%, 0.11% and 0.10% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 29, 2020, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2019 through September 30, 2019 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Moderate Allocation Fund and from September 1, 2019 through November 30, 2020 for DWS Multi-Asset Growth Allocation Fund the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

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	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund

Class A	1.13%	1.12%	1.22%
Class C	1.88%	1.87%	1.97%
Class S	.88%	.87%	.97%

Effective October 1, 2019 through November 30, 2020, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Conservative Allocation Fund:

Class A	1.07%
Class C	1.82%
Class S	.82%

Effective October 1, 2019 through November 30, 2020, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Moderate Allocation Fund:

Class A	1.16%
Class C	1.91%
Class S	.91%

For the six months ended February 29, 2020, fees waived and/or expenses reimbursed for each Fund were as follows:

DWS Multi-Asset Conservative Allocation Fund
Class A	$41,936
Class C	3,078
Class S	49,407
$94,421
DWS Multi-Asset Growth Allocation Fund
Class A	$23,271
Class C	1,529
Class S	36,147
$60,947

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DWS Multi-Asset Moderate Allocation Fund
Class A	$58,783
Class C	6,580
Class S	17,081
$82,444

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds paid the Advisor an annual fee (“Administration Fee”) of 0.10% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2020, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at February 29, 2020
DWS Multi-Asset Conservative Allocation Fund	$41,759	$6,720
DWS Multi-Asset Growth Allocation Fund	$41,160	$6,641
DWS Multi-Asset Moderate Allocation Fund	$13,744	$2,224

Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 29, 2020, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 29, 2020
DWS Multi-Asset Conservative Allocation Fund
Class A	$8,616	$3,053
Class C	546	187
Class S	18,508	6,699
	$27,670	$9,939

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Services to Shareholders	Total Aggregated	Unpaid at February 29, 2020
DWS Multi-Asset Growth Allocation Fund
Class A	$10,134	$3,551
Class C	668	228
Class S	29,188	10,306
	$39,990	$14,085
DWS Multi-Asset Moderate Allocation Fund
Class A	$4,612	$1,687
Class C	364	116
Class S	2,488	940
	$7,464	$2,743

In addition, for the six months ended February 29, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$16,136
Class C	1,578
Class S	7,098
$24,812
DWS Multi-Asset Growth Allocation Fund
Class A	$13,834
Class C	850
Class S	6,672
$21,356
DWS Multi-Asset Moderate Allocation Fund
Class A	$10,918
Class C	1,214
Class S	1,272
$13,404

Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Funds’ Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements

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with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2020, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 29, 2020
DWS Multi-Asset Conservative Allocation Fund
Class C	$7,175	$1,101
DWS Multi-Asset Growth Allocation Fund
Class C	$5,106	$770
DWS Multi-Asset Moderate Allocation Fund
Class C	$8,374	$1,323

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2020, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 29, 2020	Annualized Rate
DWS Multi-Asset
Conservative Allocation Fund
Class A	$43,241	$14,393	.24%
Class C	2,366	943	.25%
	$45,607	$15,336
DWS Multi-Asset
Growth Allocation Fund
Class A	$40,971	$13,649	.24%
Class C	1,698	627	.25%
	$42,669	$14,276
DWS Multi-Asset
Moderate Allocation Fund
Class A	$23,818	$8,753	.25%
Class C	2,778	919	.25%
	$26,596	$9,672

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2020 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $161, $1,021 and $747, respectively.

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In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 29, 2020, the CDSC for Class C shares aggregated $27, $55 and $218 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended February 29, 2020, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders” were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 29, 2020
DWS Multi-Asset Conservative Allocation Fund	$5,280	$2,983
DWS Multi-Asset Growth Allocation Fund	$5,036	$2,255
DWS Multi-Asset Moderate Allocation Fund	$5,160	$3,017

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

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commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 29, 2020.

E. Funds Share Transactions

DWS Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	129,892	$1,802,220	234,719	$2,994,767
Class C	12,002	163,185	20,902	264,854
Class S	87,014	1,194,263	98,583	1,264,107
		$3,159,668		$4,523,728

Shares issued to shareholders in reinvestment of distributions
Class A	24,698	$334,760	51,292	$662,196
Class C	819	11,082	2,053	26,548
Class S	35,481	480,123	75,376	970,982
		$825,965		$1,659,726

Shares redeemed
Class A	(240,032)	$(3,316,738)	(365,227)	$(4,725,610)
Class C	(26,877)	(367,837)	(73,451)	(950,136)
Class S	(204,172)	(2,794,189)	(409,111)	(5,261,636)
		$(6,478,764)		$(10,937,382)

Net increase (decrease)
Class A	(85,442)	$(1,179,758)	(79,216)	$(1,068,647)
Class C	(14,056)	(193,570)	(50,496)	(658,734)
Class S	(81,677)	(1,119,803)	(235,152)	(3,026,547)
		$(2,493,131)		$(4,753,928)

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DWS Multi-Asset Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	68,801	$1,107,254	73,774	$1,116,491
Class C	2,472	39,821	4,242	64,449
Class S	28,590	469,020	39,162	600,540
		$1,616,095		$1,781,480

Shares issued to shareholders in reinvestment of distributions
Class A	153,080	$2,414,072	45,320	$632,212
Class C	5,380	84,629	1,459	20,280
Class S	226,739	3,573,402	72,205	1,006,538
		$6,072,103		$1,659,030

Shares redeemed
Class A	(217,595)	$(3,500,247)	(355,577)	$(5,436,263)
Class C	(17,094)	(276,237)	(43,813)	(659,736)
Class S	(181,950)	(2,925,940)	(363,720)	(5,498,937)
		$(6,702,424)		$(11,594,936)

Net increase (decrease)
Class A	4,286	$21,079	(236,483)	$(3,687,560)
Class C	(9,242)	(151,787)	(38,112)	(575,007)
Class S	73,379	1,116,482	(252,353)	(3,891,859)
		$985,774		$(8,154,426)

DWS Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	107,970	$1,063,871	171,755	$1,618,999
Class C	8,757	86,566	43,061	407,404
Class S	22,151	220,442	52,620	503,512
		$1,370,879		$2,529,915

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	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	110,271	$1,069,634	106,048	$907,771
Class C	10,977	106,697	12,909	110,632
Class S	35,257	341,292	34,781	297,028
		$1,517,623		$1,315,431

Shares redeemed
Class A	(256,124)	$(2,527,244)	(266,547)	$(2,521,915)
Class C	(40,200)	(393,470)	(110,743)	(1,056,168)
Class S	(53,215)	(518,329)	(80,412)	(748,435)
		$(3,439,043)		$(4,326,518)

Net increase (decrease)
Class A	(37,883)	$(393,739)	11,256	$4,855
Class C	(20,466)	(200,207)	(54,773)	(538,132)
Class S	4,193	43,405	6,989	52,105
		$(550,541)		$(481,172)

F. Subsequent Event

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Deutsche DWS Asset Allocation Trust	|	57

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2019 to February 29, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

58	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,011.30	$1,007.40	$1,012.50
Expenses Paid per $1,000*	$3.00	$6.74	$1.75

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,021.88	$1,018.15	$1,023.12
Expenses Paid per $1,000*	$3.02	$6.77	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.60%	1.35%	.35%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Deutsche DWS Asset Allocation Trust	|	59

DWS Multi-Asset Growth Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,010.60	$1,007.50	$1,012.10
Expenses Paid per $1,000*	$3.55	$7.29	$2.30

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,021.33	$1,017.60	$1,022.58
Expenses Paid per $1,000*	$3.57	$7.32	$2.31

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Growth Allocation Fund	0.71%	1.46%	0.46%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

60	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,011.00	$1,006.30	$1,012.50
Expenses Paid per $1,000*	$3.40	$7.13	$2.15

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/20	$1,021.48	$1,017.75	$1,022.73
Expenses Paid per $1,000*	$3.42	$7.17	$2.16

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.68%	1.43%	.43%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Deutsche DWS Asset Allocation Trust	|	61

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

62	|	Deutsche DWS Asset Allocation Trust

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s, DWS Multi-Asset Growth Allocation Fund’s (formerly DWS Multi-Asset Global Allocation Fund) and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund” and collectively, the “Funds”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Funds.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term

Deutsche DWS Asset Allocation Trust	|	63

relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile of

64	|	Deutsche DWS Asset Allocation Trust

the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective July 29, 2019. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Growth Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, DWS Multi-Asset Growth Allocation Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that, effective July 29, 2019, changes were made to the Fund’s investment strategy and policies, as well as related changes to its name and portfolio management team. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective July 29, 2019. The Board observed that the

Deutsche DWS Asset Allocation Trust	|	65

Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant.

DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”).

DWS Multi-Asset Growth Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Growth Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective July 29, 2019, DIMA agreed to reduce the Fund’s contractual management fee by 0.10% on assets invested in direct investments. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board

66	|	Deutsche DWS Asset Allocation Trust

noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the DWS Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule

Deutsche DWS Asset Allocation Trust	|	67

represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

68	|	Deutsche DWS Asset Allocation Trust

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche DWS Asset Allocation Trust	|	69

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DWS Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

DWS Multi-Asset Growth Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

DWS Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

70	|	Deutsche DWS Asset Allocation Trust

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche DWS Asset Allocation Trust	|	71

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

72	|	Deutsche DWS Asset Allocation Trust

Notes

Notes

Notes

Notes

Notes

Notes

Notes

MULTI-3

(R-026694-10 4/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2020